FINANCIAL ASSETS AND LIABILITIES - Foreign Currency Risk (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Number of foreign currency swap instruments entered into by the entity	30
Number of foreign currency swap instruments held by the entity as at the reporting date	24	0